Market Risk Benefits - Market Risk Benefits In Asset and Liability Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liability for Future Policy Benefit, Activity [Line Items]
Direct and assumed	$ 1,376,273	$ 1,492,186	$ 1,201,945
Ceded	1,279,593	1,145,177	1,165,298
Total market risk benefit assets	2,655,866	2,637,363	2,367,243
Direct and assumed	4,215,398	3,980,650	4,909,352
Ceded	267,019	300,594	247,506
Total market risk benefit liabilities	4,482,417	4,281,244	5,156,858
Net liability	1,826,551	1,643,881	2,789,615
Variable Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Net amount at risk	$ 7,619,998	$ 8,722,499	$ 9,041,651
Weighted-average attained age of contractholders	72 years	71 years	70 years
Direct and assumed	$ 1,373,383	$ 1,492,186	$ 1,201,945
Ceded	1,279,593	1,145,177	1,165,298
Total market risk benefit assets	2,652,976	2,637,363	2,367,243
Direct and assumed	4,036,066	3,980,650	4,909,352
Ceded	267,019	300,594	247,506
Total market risk benefit liabilities	4,303,085	4,281,244	5,156,858
Net liability	1,650,109	1,643,881	2,789,615
Fixed Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Net amount at risk	$ 513,514
Weighted-average attained age of contractholders	68 years
Direct and assumed	$ 2,890	0	0
Ceded	0	0	0
Total market risk benefit assets	2,890	0	0
Direct and assumed	179,332	0	0
Ceded	0	0	0
Total market risk benefit liabilities	179,332	0	0
Net liability	$ 176,442	$ 0	$ 0